- 5 -
Newpoint Funds
Newpoint Equity Fund
Newpoint Government Money Market Fund
Supplement to Prospectuses Dated January 31, 1999

         I. At a special meeting of shareholders to be held on December 17, 1999, shareholders of the above-named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after January 1, 2000. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

              Shareholders will be asked to consider the following proposals:

              (1) To elect seven Trustees.

              (2) To make changes to the Funds' fundamental investment policies:

                  (a) To amend the Newpoint Equity Fund's (the "Equity Fund")
                      fundamental investment policy regarding diversification to read as follows:

                      "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

                  (b) To amend the Funds' fundamental investment policies
                      regarding borrowing money and issuing senior securities to read as follows:

                      "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                  (c) To amend the Funds' fundamental investment policies
                      regarding investments in real estate to read as follows:

                      "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                  (d) To amend the Funds' fundamental investment policies
                      regarding investments in commodities to read as follows:

                      "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

                      (e) To amend the Funds' fundamental investment policies regarding underwriting securities to read as follows:

                      "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                  (f) To amend the Funds' fundamental investment policies
                      regarding lending by the Funds to read as follows:

                      "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                  (g) To amend the Funds' fundamental investment policies
                      regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                      "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  (h) To amend, and to make non-fundamental, the Funds'
                      fundamental investment policies regarding buying securities on margin to read as follows:

                      For the Equity Fund:

                      "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                    For  the   Newpoint   Government   Money  Market  Fund  (the
                    "Government Fund"):

                      "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

                  (i) To amend, and to make non-fundamental, the Funds'
                      fundamental investment policies regarding pledging assets to read as follows:

                      "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                  (j) To amend, and to make non-fundamental, the Government
                      Fund's policy regarding investing in restricted securities to read as follows:

                      "The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 10% of its net assets."

              (3) To eliminate the Funds' fundamental investment policies regarding selling securities short.

              (4) To amend the Equity Fund's fundamental investment objective to read as follows:

                    "The investment objective of Newpoint Equity Fund is to achieve capital appreciation."

                    (5) To approve amendments to, and a restatement of, the Newpoint Funds' (the "Trust") Declaration
of Trust:

                  (a)To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

                  (b)To permit the Board of Trustees to liquidate assets of the
                     Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

II. The following actions have been taken by the Board of Trustees with regard to certain non-fundamental investment policies and limitations of the Funds:

              (1) Approved revisions to the following non-fundamental investment policies of the Funds:

                  (a) Approved revisions to the Funds' non-fundamental
                      investment policies regarding investing in other investment companies to read as follows:

                      "The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash."

                   (b)Approved revisions to the Funds' non-fundamental
                      investment policies regarding investments in illiquid securities to read as follows:

                      For the Equity Fund:

                      "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

                      For the Government Fund:

                      "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."

                  (c) Approved revisions to the Government Fund's
                      non-fundamental investment policy regarding permissible investments to read as follows:

                    "The Fund pursues its investment objective by investing in U.S. government securities with remaining maturities of 397 days or less which are either issued or guaranteed by the U.S. government, its agencies or instrumentalities."

              (2) Approved the elimination of the following non-fundamental investment limitations of the Funds:

                  (a) Removed the Equity Fund's non-fundamental investment
                      limitations regarding writing call options and purchasing put options;

                  (b) Removed the Equity Fund's non-fundamental investment
                      limitation regarding investing to exercise control or management;

                  (c) Removed the Government Fund's non-fundamental investment limitation regarding buying or selling puts, calls, straddles, spreads, or any combination of these instruments; and

                  (d) Removed the Government Fund's non-fundamental investment limitation prohibiting investing in oil, gas or other mineral exploration or development programs, or leases.

               (3) Approved the elimination of the following undertakings for the Funds:

                  For the Equity Fund:

                  "The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year."

                  For the Government Fund:

                  "The Fund has no present intent to borrow money, issue senior securities, or pledge securities in excess of 5% of the value of its net assets in the coming fiscal year."

              (4) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the
                  Funds:

                  "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

              (5) Approved the adoption of the following non-fundamental investment limitation for the Equity Fund when applying its commodities restriction:

                  "As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                               November 17, 1999


Edgewood Services, Inc., Distributor
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

Cusip 651722209
Cusip 735686107
G02752-01